Earnings (loss) per share (Details Narrative) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2019
Common Stock [Member]
Share outstanding	10,062,381	17,750,882
Preferred Stock [Member]
Share outstanding	20,604,636	6,748,250